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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

         Investment Company Act file number:             811-21186
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                        WILLIAMS CAPITAL MANAGEMENT TRUST
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               (Exact name of registrant as specified in charter)

                                650 FIFTH AVENUE
                            NEW YORK, NEW YORK 10019
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                    (Address of principal executive offices)

                                       Copy to:

      State Street Bank and Trust Company     Sidley Austin Brown & Wood LLP
      Karen Jacoppo-Wood, Esq.                Frank P. Bruno, Esq.
      P.O. Box 5049                           787 Seventh Avenue
      Boston, Massachusetts 02206             New York, New York 10019

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(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 373-4240
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         Date of fiscal year end:           October 31
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         Date of reporting period:     July 1, 2003 - June 30, 2004
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ITEM 1.  PROXY VOTING RECORD.

There was no proxy voting for Williams Capital Liquid Assets Fund, the only series of the Registrant, for the most recent twelve-month period ended June 30, 2004, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:   /s/ Dail St. Claire
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      Dail St. Claire
      President
      August 25, 2004

By:   /s/ Christopher J. Williams
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      Christopher J. Williams
      Treasurer
      August 25, 2004